Share-Based Compensation Plans - Schedule of Activity in Employee Stock Option Plan (ESOS) (Detail) - Vedanta Limited Employee Stock Option Scheme 2016 [member] - shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, Beginning balance	39,199,766	38,374,799
Options granted during the year	12,948,173	13,732,001
Options forfeited/lapsed during the year	12,708,606	10,710,350
Options exercised during the year	3,275,389	2,196,684
Options outstanding, Ending balance	36,163,944	39,199,766
Options exercisable	323,015	376,940
December 15, 2019 - June 14, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excerise Period		December 15, 2019-June 14, 2020
Options outstanding, Beginning balance		1,068,516
Options forfeited/lapsed during the year		8,648
Options exercised during the year		1,059,868
September 1, 2020 - February 28, 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excerise Period	September 1, 2020-February 28, 2021	September 1, 2020-February 28, 2021
Options outstanding, Beginning balance	376,940	7,027,925
Options forfeited/lapsed during the year	23,457	5,514,169
Options exercised during the year	353,483	1,136,816
Options outstanding, Ending balance		376,940
Options exercisable		376,940
October 16, 2020 - April 15, 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excerise Period		October 16, 2020-April 15, 2021
Options outstanding, Beginning balance		11,126
Options forfeited/lapsed during the year		11,126
November 1, 2020 - April 30, 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excerise Period	November 1, 2021-April 30, 2022	November 1, 2020-April 30, 2021
Options outstanding, Beginning balance	9,912,240	11,420,046
Options forfeited/lapsed during the year	6,906,444	1,507,806
Options exercised during the year	2,682,781
Options outstanding, Ending balance	323,015	9,912,240
Options exercisable	323,015
November 1, 2020 - April 30, 2021 (Cash settled) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excerise Period	Cash settled	Cash settled
Options outstanding, Beginning balance	728,856	1,069,156
Options forfeited/lapsed during the year	489,731	340,300
Options exercised during the year	239,125
Options outstanding, Ending balance		728,856
November 29, 2022-May 28, 2023[member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excerise Period	November 29, 2022-May 28, 2023	November 29, 2022-May 28, 2023
Options outstanding, Beginning balance	13,572,278	15,881,330
Options forfeited/lapsed during the year	2,090,560	2,309,052
Options outstanding, Ending balance	11,481,718	13,572,278
November 29, 2022-May 28, 2023 (Cash Settled) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excerise Period	Cash settled	Cash settled
Options outstanding, Beginning balance	877,451	1,896,700
Options forfeited/lapsed during the year	197,050	1,019,249
Options outstanding, Ending balance	680,401	877,451
November 06, 2023-May 05, 2024 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excerise Period	November 6, 2023-May 5, 2024	November 06, 2023-May 5, 2024
Options outstanding, Beginning balance	12,711,112
Options granted during the year		12,711,112
Options forfeited/lapsed during the year	1,903,591
Options outstanding, Ending balance	10,807,521	12,711,112
November 06, 2023-May 05, 2024 (Cash settled) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excerise Period	Cash settled	Cash settled
Options outstanding, Beginning balance	1,020,889
Options granted during the year		1,020,889
Options forfeited/lapsed during the year	295,966
Options outstanding, Ending balance	724,923	1,020,889
November 01, 2024 - April 30, 2025 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excerise Period	November 1, 2024 - April 30, 2025
Options granted during the year	12,083,636
Options forfeited/lapsed during the year	779,037
Options outstanding, Ending balance	11,304,599
November 01, 2024 - April 30, 2025 (Cash settled) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excerise Period	Cash settled
Options granted during the year	864,537
Options forfeited/lapsed during the year	22,770
Options outstanding, Ending balance	841,767